FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
(29)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•

Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) – cost approximates fair value because of the short maturity period.

•

Long-term bank borrowings – fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	Convertible senior notes – the estimated fair value was US$15,783 as of December 31, 2011 and was based on the quoted market price in an active market.

•	RMB-denominated US$-settled senior notes – the estimated fair value was US$136,727 as of December 31, 2011 and was based on the quoted market price in an active market.

•	Long-term PRC notes – the estimated fair value was US$79,255 as of December 31, 2011 and was based on the quoted market price in an active market.

•	Available-for-sale equity security of JYT – fair value is based on the quoted price of the share of JYT and adjusted by a 25% discount to reflect the sale restriction.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2011	Fair value at December 31, 2011	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	10,265	10,265	0	10,265	0

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2011:

Description	Year ended December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Derivative liability of preferred share performance compensation	0	0	0	0	0